Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies

NOTE 14—CONTINGENCIES

The Corporation is subject to claims and lawsuits which arise primarily in the ordinary course of business. Based on information presently available and advice received from legal counsel representing the Corporation in connection with any such claims and lawsuits, it is the opinion of management that the disposition or ultimate determination of any such claims and lawsuits will not have a material adverse effect on the consolidated financial position, consolidated results of operations or liquidity of the Corporation.